Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Related party cost	$ 50,000	$ 0	$ 43,205
Stock In Excess Percentage Of Outstanding Share	5.00%
Due to related party			0
Advances from stockholders			0	$ 15,108
Advances from Shareholders			$ (15,108)	$ 2,052